Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of
	Summary		Summary	Average	Fixed $100
	Compensation	Compensation	Compensation	Compensation	Investment Based On
	Table Total	Actually Paid	Table Total	Actually Paid	Total	Net
	for CEO	to CEO	for Non-CEO NEOs	to Non-CEO NEOs	Shareholder Return	Loss
Year	($)(1)	($)(1)(2)(3)	($)(1)	($)(1)(2)(3)	($)(4)	$000s(5)
2025	6,341,473	1,927,109	2,309,717	880,499	23.92	(218,960)
2024	4,857,218	3,333,586	2,258,821	1,574,319	47.30	(169,031)
2023	5,540,400	625,065	2,777,279	2,039,543	61.08	(180,664)
(1)	The CEO for 2025, 2024 and 2023 is Kevin Lee, Ph.D., MBA. The Non-CEO NEOs for whom the average compensation is presented in this table for 2025 are Michael Skynner, Ph.D and Alistair Milnes. The Non-CEO NEOs for whom the average compensation is presented in this table for 2024 are Alethia Young, former Chief Financial Officer, Mr. Milnes, Santiago Arroyo, M.D., Ph.D., former Chief Development Officer, and Michael Hannay, D.Sc. The Non-CEO NEOs for whom the average compensation is presented in this table for 2023 are Ms. Young and Dr. Arroyo.
(2)	The amounts shown as Compensation Actually Paid or Average Compensation Actually Paid, as applicable, have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by our CEO and Non-CEO NEOs. These amounts reflect total compensation or average total compensation, as applicable, as set forth in the SCT for each year, adjusted as described in footnote 3 below.
(3)	Compensation Actually Paid or Average Compensation Actually Paid, as applicable, reflects the exclusions and inclusions for the CEO and Non-CEO NEOs set forth below. Amounts excluded, which are set forth in the “Minus Option and Stock Awards from SCT” column below, represent the Option and Stock Awards columns of the SCT for 2025. Amounts added back to determine Compensation Actually Paid are set forth in the table below, as applicable: (i) the fair value as of the end of the year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end the year; and (iii) the change in fair value during the year of equity awards granted in prior years that vested during the year. No equity awards granted during any of the years presented were both granted and vested during the year. No awards granted in prior years failed to meet the applicable vesting conditions during any of the years presented. Equity award fair values used in the computations below are calculated in accordance with ASC Topic 718.

			Plus Year-End	Plus Change in	Plus Change in
	Summary	Minus Option	Fair Value of	Fair Value of	Fair Value of
	Compensation	and Stock	Unvested Equity	Unvested Equity	Prior Years’	Compensation
	Table Total	Awards from	Awards Granted	Awards Granted	Awards Vested	Actually Paid
	for CEO	SCT	During Year	in Prior Years	During Year	to CEO
Year	($)	($)	($)	($)	($)	($)
2025	6,341,473	(4,686,097)	1,833,118	(1,086,012)	(475,373)	1,927,109

			Plus Avg. Year-End	Plus Avg. Change	Plus Avg. Change
	Avg. Summary	Minus Avg.	Fair Value of	in Fair Value of	in Fair Value of	Average
	Compensation	Options and	Unvested Equity	Unvested Equity	Prior Years’	Compensation
	Table Total	Stock Awards	Awards Granted	Awards Granted	Awards Vested	Actually Paid
	for Non-CEO NEOs	from SCT	During Year	in Prior Years	During Year	to Non-CEO NEOs
Year	($)	($)	($)	($)	($)	($)
2025	2,309,717	(1,326,470)	519,143	(433,180)	(188,711)	880,499

The assumptions used in determining fair value of the share options that vested during 2025, or that were outstanding and unvested as of December 31, 2025, as applicable, are as follows:

2025
Risk-free interest rate	3.5% - 4.4%
Expected volatility	62.4% - 70.9%
Expected dividend yield	0%
Expected term (in years)	3.0 - 6.0

(4)	Cumulative Total Shareholder Return (“TSR”) illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our ordinary shares on December 31, 2022, calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(5)	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	The CEO for 2025, 2024 and 2023 is Kevin Lee, Ph.D., MBA. The Non-CEO NEOs for whom the average compensation is presented in this table for 2025 are Michael Skynner, Ph.D and Alistair Milnes. The Non-CEO NEOs for whom the average compensation is presented in this table for 2024 are Alethia Young, former Chief Financial Officer, Mr. Milnes, Santiago Arroyo, M.D., Ph.D., former Chief Development Officer, and Michael Hannay, D.Sc. The Non-CEO NEOs for whom the average compensation is presented in this table for 2023 are Ms. Young and Dr. Arroyo.

PEO Total Compensation Amount	$ 6,341,473	$ 4,857,218	$ 5,540,400
PEO Actually Paid Compensation Amount	$ 1,927,109	3,333,586	625,065
Adjustment To PEO Compensation, Footnote
(3)	Compensation Actually Paid or Average Compensation Actually Paid, as applicable, reflects the exclusions and inclusions for the CEO and Non-CEO NEOs set forth below. Amounts excluded, which are set forth in the “Minus Option and Stock Awards from SCT” column below, represent the Option and Stock Awards columns of the SCT for 2025. Amounts added back to determine Compensation Actually Paid are set forth in the table below, as applicable: (i) the fair value as of the end of the year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end the year; and (iii) the change in fair value during the year of equity awards granted in prior years that vested during the year. No equity awards granted during any of the years presented were both granted and vested during the year. No awards granted in prior years failed to meet the applicable vesting conditions during any of the years presented. Equity award fair values used in the computations below are calculated in accordance with ASC Topic 718.

			Plus Year-End	Plus Change in	Plus Change in
	Summary	Minus Option	Fair Value of	Fair Value of	Fair Value of
	Compensation	and Stock	Unvested Equity	Unvested Equity	Prior Years’	Compensation
	Table Total	Awards from	Awards Granted	Awards Granted	Awards Vested	Actually Paid
	for CEO	SCT	During Year	in Prior Years	During Year	to CEO
Year	($)	($)	($)	($)	($)	($)
2025	6,341,473	(4,686,097)	1,833,118	(1,086,012)	(475,373)	1,927,109

Non-PEO NEO Average Total Compensation Amount	$ 2,309,717	2,258,821	2,777,279
Non-PEO NEO Average Compensation Actually Paid Amount	$ 880,499	1,574,319	2,039,543
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Compensation Actually Paid or Average Compensation Actually Paid, as applicable, reflects the exclusions and inclusions for the CEO and Non-CEO NEOs set forth below. Amounts excluded, which are set forth in the “Minus Option and Stock Awards from SCT” column below, represent the Option and Stock Awards columns of the SCT for 2025. Amounts added back to determine Compensation Actually Paid are set forth in the table below, as applicable: (i) the fair value as of the end of the year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end the year; and (iii) the change in fair value during the year of equity awards granted in prior years that vested during the year. No equity awards granted during any of the years presented were both granted and vested during the year. No awards granted in prior years failed to meet the applicable vesting conditions during any of the years presented. Equity award fair values used in the computations below are calculated in accordance with ASC Topic 718.

			Plus Avg. Year-End	Plus Avg. Change	Plus Avg. Change
	Avg. Summary	Minus Avg.	Fair Value of	in Fair Value of	in Fair Value of	Average
	Compensation	Options and	Unvested Equity	Unvested Equity	Prior Years’	Compensation
	Table Total	Stock Awards	Awards Granted	Awards Granted	Awards Vested	Actually Paid
	for Non-CEO NEOs	from SCT	During Year	in Prior Years	During Year	to Non-CEO NEOs
Year	($)	($)	($)	($)	($)	($)
2025	2,309,717	(1,326,470)	519,143	(433,180)	(188,711)	880,499

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 23.92	47.3	61.08
Net Income (Loss)	$ (218,960,000)	$ (169,031,000)	$ (180,664,000)
PEO Name	Kevin Lee
Risk-free interest rate, Minimum	3.50%
Risk-free interest rate, Maximum	4.40%
Expected volatility, Minimum	62.40%
Expected volatility, Maximum	70.90%
Expected dividend yield	0.00%
Expected term (in years), Minimum	3 years
Expected term (in years), Maximum	6 years
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,686,097)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,833,118
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,086,012)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(475,373)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,326,470)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	519,143
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(433,180)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (188,711)